Income Taxes, Social Contribution and Other Taxes (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Income tax in profit or loss	R$ (700,567)	R$ (433,638)	R$ (221,525)
Tax loss and negative calculation basis	(503,804)	(429,969)	(276,047)
Income tax in profit or loss	(290,208)	(246,655)	(155,577)
Temporary differences [member]
IfrsStatementLineItems [Line Items]
Tax loss and negative calculation basis	410,359	195,590	122,295
Tax Loss And Negative Calculation Basis [Member]
IfrsStatementLineItems [Line Items]
Tax loss and negative calculation basis		R$ (8,607)	R$ (56,347)